Regulatory Capital (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Tangible Capital
Tangible capital (to tangible assets), actual amount	$ 1,442	$ 1,256
Tangible capital (to tangible assets), actual ratio (percent)	8.51%	8.88%
Tier 1 Capital
Tier 1 capital, actual amount	$ 1,442	$ 1,256
Tier 1 capital (to adjusted tangible assets), actual ratio (percent)	8.51%	8.88%
Tier 1 capital, for capital adequacy purposes amount	$ 678	$ 566
Tier 1 capital (to adjusted tangible assets), for capital adequacy purposes ratio (percent)	4.00%	4.00%
Tier 1 capital, capitalized under prompt corrective action provision amount	$ 848	$ 707
Tier 1 capital (to adjusted tangible assets), capitalized under prompt corrective action provision ratio (percent)	5.00%	5.00%
Common Equity Tier 1 Capital
Common equity Tier 1 capital (to RWA), actual amount	$ 1,216	$ 1,084
Common equity Tier 1 capital (to RWA), actual ratio (percent)	11.50%	13.06%
Common equity Tier 1 capital (to RWA), For Capital Adequacy Purposes, Amount	$ 476	$ 374
Common equity Tier 1 capital (to RWA), For Capital Adequacy Purposes, Ratio (percent)	4.50%	4.50%
Common equity Tier 1 capital (to RWA), Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 688	$ 540
Common equity Tier 1 capital (to RWA), Well Capitalized Under Prompt Corrective Action Provisions, Ratio (percent)	6.50%	6.50%
Tier One Risk Based Capital
Tier 1 capital, actual amount	$ 1,442	$ 1,256
Tier 1 capital (to risk weighted assets), actual ratio (percent)	13.63%	15.12%
Tier 1 capital, for capital adequacy purposes amount	$ 635	$ 498
Tier 1 capital (to risk weighted assets), for capital adequacy purposes ratio (percent)	6.00%	6.00%
Tier 1 capital, capitalized under prompt corrective action provision amount	$ 846	$ 664
Tier 1 capital (to risk weighted assets), capitalized under prompt corrective action provision ratio (percent)	8.00%	8.00%
Capital
Total capital, actual amount	$ 1,576	$ 1,363
Total capital (to risk weighted assets), actual ratio (percent)	14.90%	16.41%
Total capital, for capital adequacy purposes amount	$ 846	$ 664
Total capital (to risk weighted assets), for capital adequacy purposes ratio (percent)	8.00%	8.00%
Total capital, capitalized under prompt corrective action provisions amount	$ 1,058	$ 830
Total capital (to risk weighted assets), capitalized under prompt corrective action provisions ratio (percent)	10.00%	10.00%
Bank
Tangible Capital
Tangible capital (to tangible assets), actual amount	$ 1,531	$ 1,491
Tangible capital (to tangible assets), actual ratio (percent)	9.04%	10.52%
Tier 1 Capital
Tier 1 capital, actual amount	$ 1,531	$ 1,491
Tier 1 capital (to adjusted tangible assets), actual ratio (percent)	9.04%	10.52%
Tier 1 capital, for capital adequacy purposes amount	$ 677	$ 567
Tier 1 capital (to adjusted tangible assets), for capital adequacy purposes ratio (percent)	4.00%	4.00%
Tier 1 capital, capitalized under prompt corrective action provision amount	$ 847	$ 709
Tier 1 capital (to adjusted tangible assets), capitalized under prompt corrective action provision ratio (percent)	5.00%	5.00%
Common Equity Tier 1 Capital
Common equity Tier 1 capital (to RWA), actual amount	$ 1,531	$ 1,491
Common equity Tier 1 capital (to RWA), actual ratio (percent)	14.46%	17.90%
Common equity Tier 1 capital (to RWA), For Capital Adequacy Purposes, Amount	$ 476	$ 375
Common equity Tier 1 capital (to RWA), For Capital Adequacy Purposes, Ratio (percent)	4.50%	4.50%
Common equity Tier 1 capital (to RWA), Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 688	$ 542
Common equity Tier 1 capital (to RWA), Well Capitalized Under Prompt Corrective Action Provisions, Ratio (percent)	6.50%	6.50%
Tier One Risk Based Capital
Tier 1 capital, actual amount	$ 1,531	$ 1,491
Tier 1 capital (to risk weighted assets), actual ratio (percent)	14.46%	17.90%
Tier 1 capital, for capital adequacy purposes amount	$ 635	$ 500
Tier 1 capital (to risk weighted assets), for capital adequacy purposes ratio (percent)	6.00%	6.00%
Tier 1 capital, capitalized under prompt corrective action provision amount	$ 847	$ 667
Tier 1 capital (to risk weighted assets), capitalized under prompt corrective action provision ratio (percent)	8.00%	8.00%
Capital
Total capital, actual amount	$ 1,664	$ 1,598
Total capital (to risk weighted assets), actual ratio (percent)	15.72%	19.18%
Total capital, for capital adequacy purposes amount	$ 847	$ 667
Total capital (to risk weighted assets), for capital adequacy purposes ratio (percent)	8.00%	8.00%
Total capital, capitalized under prompt corrective action provisions amount	$ 1,059	$ 833
Total capital (to risk weighted assets), capitalized under prompt corrective action provisions ratio (percent)	10.00%	10.00%